INCOME TAXES (Schedule of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
INCOME TAXES [Abstract]
Balance at the beginning of the year	$ 651	$ 451
Decrease related to prior year tax positions, net	(241)	(36)
Increase related to current year tax positions	755	236
Balance at the end of the year	$ 1,165	$ 651